Notes to income statement - Additional income statement information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of employee benefits expense [abstract]
Wages and salaries	€ 113,500	€ 111,415	€ 107,222
Social security costs	11,333	11,522	11,091
Pension expenses	5,664	4,658	5,598
Other personnel expenses	20,847	16,161	12,422
Total	€ 151,344	€ 143,756	€ 136,333